INCOME TAXES (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended			36 Months Ended
	Dec. 22, 2017	Jan. 01, 2008	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 11, 2020
Income tax rate					14.80%	16.60%	21.00%
Statutory income tax	35.00%				21.00%	34.00%
Statutory income tax					25.00%	25.00%
Deferred tax assets					$ 0	$ 0
Sichuan Wetouch Technology Co. Ltd. [Member]
Income tax description			On October 21, 2020, Sichuan Wetouch was granted on a case-by-case basis by Sichuan Provincial government as preferential tax treatment High and New Technology Enterprises (“HNTEs”), which entitled it to a reduced income tax rate of 15% beginning October 21, 2020 until October 20, 2023		On October 21, 2020, Sichuan Wetouch was granted on a case-by-case basis by Sichuan Provincial government as preferential tax treatment High and New Technology Enterprises (“HNTEs”), entitled to a reduced income tax rate of 15% beginning October 21, 2020 till October 20, 2023.
Sichuan Vtouch [Member]
Statutory income tax			25.00%
HONG KONG
Income tax rate			16.50%		16.50%
PRC [Member]
Income tax rate								15.00%
Statutory income tax		25.00%	19.40%	15.00%
PRC [Member] | Sichuan Vtouch [Member]
Statutory income tax			25.00%